                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04003

                      Van Kampen Government Securities Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/05
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Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                             COUPON            MATURITY                 VALUE
            ADJUSTABLE RATE MORTGAGE BACKED SECURITIES    3.5%
 $  3,285   Federal Home Loan Mortgage Corp.                         3.548%           07/01/34          $        3,199,409
    6,787   Federal Home Loan Mortgage Corp.                         4.150            08/01/34                   6,734,245
    3,339   Federal National Mortgage Association                    3.588            07/01/34                   3,299,535
    6,821   Federal National Mortgage Association                    4.099            07/01/33                   6,833,713
    4,252   Federal National Mortgage Association                    4.116            09/01/34                   4,216,739
    3,908   Federal National Mortgage Association                    4.170            10/01/34                   3,885,950
    3,552   Federal National Mortgage Association                    4.289            10/01/34                   3,520,437
   11,345   Federal National Mortgage Association                    4.328            02/01/34                  11,320,715
                                                                                                        ------------------

            TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES                                                    43,010,743
                                                                                                        ------------------

            ASSET BACKED SECURITIES    1.2%
   10,844   Federal National Mortgage Association (Floating Rate)
            (REMIC)                                                  4.748            05/28/35                  10,877,244
    3,549   Federal National Mortgage Association (Floating Rate)
            (REMIC)                                                  4.761            05/28/35                   3,559,941
                                                                                                        ------------------

            TOTAL ASSET BACKED SECURITIES                                                                       14,437,185
                                                                                                        ------------------

            COLLATERALIZED MORTGAGE OBLIGATIONS    8.2%
   25,800   Countrywide Alternative Loan Trust (Interest Only)       0.956            02/25/37                   1,463,344
      665   Federal Home Loan Banks (Interest Only)                  6.000            02/15/29                       9,346
    5,903   Federal Home Loan Mortgage Corp. (Floating Rate)         4.969            03/15/34                   5,996,426
    1,635   Federal Home Loan Mortgage Corp.                         5.000            08/15/12                   1,633,138
    8,512   Federal Home Loan Mortgage Corp. (Floating Rate)
            (REMIC)                                                  4.529            09/25/45                   8,505,039
    4,368   Federal Home Loan Mortgage Corp. (Interest Only)(STRIPS) 6.000            05/01/31                     882,114
    3,802   Federal Home Loan Mortgage Corp. (Interest Only)(STRIPS) 6.500            04/01/28                     788,563
    3,960   Federal Home Loan Mortgage Corp. (Interest Only)         6.500            05/15/33                     880,853
    4,830   Federal Home Loan Mortgage Corp. (Interest Only,
            Inverse Floating Rate)                                   3.631            03/15/32                     437,724
   20,250   Federal National Mortgage Association                    6.022            11/25/10                  21,207,936
    8,116   Federal National Mortgage Association (Floating Rate)    4.579            05/25/35                   8,119,736
    8,914   Federal National Mortgage Association (Floating Rate)    4.770            12/18/32                   8,986,713
      316   Federal National Mortgage Association (Floating Rate)
            (REMIC)                                                  4.856            03/25/09                     317,744
    8,461   Federal National Mortgage Association (Interest Only)    6.000      11/25/32 to 07/25/33             1,297,120


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
   18,610   Federal National Mortgage Association (Interest Only)              6.500      02/25/33 to 05/25/33             4,056,829
    3,962   Federal National Mortgage Association (Interest Only)
            (REMIC)                                                            7.000            04/25/33                     878,564
      913   Federal National Mortgage Association (Interest Only)
            (REMIC)                                                            6.000            08/25/32                     106,308
    7,357   Federal National Mortgage Association (Interest Only,
            Inverse Floating Rate)                                             2.021            07/25/34                     318,516
    4,071   Government National Mortgage Association (Interest
            Only, Inverse Floating Rate) (REMIC)                               3.030            05/16/32                     222,908
    3,957   Government National Mortgage Association (Interest
            Only, Inverese Floating Rate) (REMIC)                              3.630            05/16/32                     179,982
   12,200   Harborview Mortgage Loan Trust (Floating Rate)                     5.330            01/19/36                  12,478,306
   65,000   Harborview Mortgage Loan Trust (Interest Only) (Floating Rate)     1.030            01/19/36                   2,315,625
   25,075   Harborview Mortgage Loan Trust (Interest Only) (Floating Rate)     1.030            01/19/36                     881,543
   48,896   Harborview Mortgage Loan Trust (Interest Only) (Floating Rate)     0.955            05/19/35                   1,310,247
    8,941   Washington Mutual (Floating Rate)                                  4.740            07/25/45                   8,943,882
    6,726   Washington Mutual (Floating Rate)                                  5.040            11/25/45                   6,724,673
   69,668   Washington Mutual (Interest Only)                                  0.542            10/25/44                   1,110,339
   26,721   Washington Mutual (Interest Only)                                  0.612            06/25/44                     425,859
   46,848   Washington Mutual (Interest Only)                                  0.610            07/25/44                     746,640
                                                                                                                  ------------------

            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                    101,226,017
                                                                                                                  ------------------

            MORTGAGE BACKED SECURITIES    30.5%
      924   Federal Home Loan Mortgage Corp.                                   6.000      04/01/29 to 06/01/31               936,319
      129   Federal Home Loan Mortgage Corp.                                   6.500            03/01/26                     132,352
   15,215   Federal Home Loan Mortgage Corp.                                   7.500      03/01/20 to 06/01/34            15,976,858
    1,277   Federal Home Loan Mortgage Corp.                                   8.000      07/01/24 to 10/01/31             1,362,702
        0   Federal Home Loan Mortgage Corp.                                  11.000            02/01/14                         128
   27,950   Federal Home Loan Mortgage Corp., January                          5.000               TBA                    27,670,500
   31,200   Federal Home Loan Mortgage Corp., January                          5.500               TBA                    31,385,266
   20,022   Federal National Mortgage Association                              6.000      01/01/09 to 11/01/18            20,466,056
   34,029   Federal National Mortgage Association                              6.500      12/01/07 to 08/01/34            34,999,240
  119,428   Federal National Mortgage Association (a)                          7.000      08/01/14 to 12/01/35           124,668,967
   18,345   Federal National Mortgage Association                              7.500      01/01/07 to 12/01/32            19,234,053
    2,194   Federal National Mortgage Association                              8.000      09/01/24 to 04/01/32             2,344,083
      115   Federal National Mortgage Association (FHA/VA)                     8.500      01/01/22 to 09/01/24               124,346
       22   Federal National Mortgage Association                             11.500      05/01/15 to 03/01/19                24,185
      215   Federal National Mortgage Association                             12.000      03/01/13 to 01/01/16               236,919
   13,600   Federal National Mortgage Association, February                    4.500              TBA                     12,805,243
   33,175   Federal National Mortgage Association, January                     5.500              TBA                     32,853,601
   23,750   Federal National Mortgage Association, January                     6.000              TBA                     23,972,656
    4,700   Federal National Mortgage Association, January                     7.000              TBA                      4,904,159
    1,677   Government National Mortgage Association                           6.000            12/15/28                   1,720,329
    3,194   Government National Mortgage Association                           6.500      06/15/23 to 02/15/29             3,346,019
    3,628   Government National Mortgage Association                           7.000      12/15/22 to 12/15/27             3,819,645
    3,428   Government National Mortgage Association                           7.500      02/15/07 to 08/15/28             3,627,965

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
    3,014   Government National Mortgage Association                 8.000      07/15/07 to 10/15/25             3,226,060
    1,817   Government National Mortgage Association                 8.500      02/15/06 to 12/15/21             1,972,177
      735   Government National Mortgage Association                 9.000      12/15/17 to 12/15/19               796,344
        5   Government National Mortgage Association                11.000      01/15/10 to 11/15/20                 5,918
      563   Government National Mortgage Association                12.000      01/15/13 to 06/15/15               637,443
      215   Government National Mortgage Association                12.500      05/15/10 to 06/15/15               240,228
      347   Government National Mortgage Association II              6.000            04/20/29                     354,957
                                                                                                        ------------------

            TOTAL MORTGAGE BACKED SECURITIES                                                                   373,844,718
                                                                                                        ------------------

            UNITED STATES GOVERNMENT AGENCY OBLIGATIONS    18.5%
   43,000   Federal Home Loan Bank                                   3.000            04/15/09                  40,794,788
  130,865   Federal Home Loan Mortgage Corp.                         2.750            08/15/06                 129,390,413
   31,200   Federal Home Loan Mortgage Corp.                         6.625            09/15/09                  33,175,366
   10,700   Federal National Mortgage Association                    7.125            06/15/10                  11,715,334
    9,155   Tennessee Valley Authority, Ser G                        7.125            05/01/30                  11,934,943
                                                                                                        ------------------

            TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS                                                  227,010,844
                                                                                                        ------------------

            UNITED STATES TREASURY OBLIGATIONS    38.4%
   91,100   United States Treasury Bonds                             5.250            11/15/28                  99,391,558
    8,000   United States Treasury Bonds                             6.125            08/15/29                   9,747,192
   14,500   United States Treasury Bonds                             8.125            08/15/21                  20,123,854
    1,000   United States Treasury Bonds (b)                         8.750            05/15/17                   1,373,516
    5,000   United States Treasury Bonds (b)                         8.750            08/15/20                   7,194,535
   34,000   United States Treasury Bonds                             9.250            02/15/16                  47,128,522
    7,000   United States Treasury Bonds                            10.375            11/15/12                   7,738,283
   11,000   United States Treasury Bonds                            12.000            08/15/13                  13,053,909
   15,500   United States Treasury Bonds (STRIPS)                    *                02/15/25                   6,412,350
   15,500   United States Treasury Bonds (STRIPS)                    *                02/15/27                   5,871,012
  102,550   United States Treasury Notes                             3.875            02/15/13                  99,429,506
   39,000   United States Treasury Notes                             4.000            11/15/12                  38,172,810
   26,310   United States Treasury Notes (a)                         4.250            08/15/13                  26,082,892
   10,000   United States Treasury Notes                             4.250            11/15/13                   9,907,820
   57,000   United States Treasury Notes                             4.750            05/15/14                  58,404,993
    1,000   United States Treasury Notes (STRIPS)                    *                05/15/11                     797,869
   49,500   United States Treasury Notes (STRIPS)                    *                02/15/25                  20,401,821
                                                                                                        ------------------

            TOTAL UNITED STATES TREASURY OBLIGATIONS                                                           471,232,442
                                                                                                        ------------------

TOTAL LONG-TERM INVESTMENTS    100.3%
   (Cost $1,221,903,633)                                                                                     1,230,761,949

REPURCHASE AGREEMENT    11.8%
            State Street Bank & Trust Co. ($144,277,000 par
            collateralized by U.S. Government obligations in a
            pooled cash account, interest rate of 4.12%, dated
            12/31/05, to be sold on 01/03/06 at $144,343,047)                                                  144,277,000
                                                                                                        ------------------
                (Cost $144,277,000)

TOTAL INVESTMENTS    112.1%
   (Cost $1,366,180,633)                                                                                     1,375,038,949


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
LIABILITIES IN EXCESS OF OTHER ASSETS    (12.1%)                                                              (148,956,559)
                                                                                                        ------------------

NET ASSETS    100.0%                                                                                    $    1,226,082,390
                                                                                                        ==================

*           Zero Coupon Bond


            Percentages are calculated as a percentage of net assets.

            The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States
            Treasury.

(a) All or a portion of these securities were purchased on a when-issued or delayed delivery basis.
(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

FHA/VA    - Federal Housing Administration/Department of Veterans
            Affairs
REMIC     - Real Estate Mortgage Investment Conduits
STRIPS    - Separate Trading of Registered Interest and Principal
            of Securities.
TBA       - To be announced, maturity date has not yet been established. The maturity date will be determined upon settlement and delivery of the mortgage pools.



FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2005:


                                                                                                  UNREALIZED
                                                                                                 APPRECIATION/
                                                                         CONTRACTS               DEPRECIATION
                                                                       -------------            --------------
         LONG CONTRACTS:
            U.S. Treasury Bonds Futures March 2006
            (Current Notional Value of $114,188 per contract)                   260             $      431,980

            U.S. Treasury Notes 10-Year Futures March 2006
            (Current Notional Value of $109,406 per contract)                   641                    365,229

         SHORT CONTRACTS:
            U.S. Treasury Notes 2-Year Futures March 2006
            (Current Notional Value of $205,188 per contract)                   488                    (42,447)

            U.S. Treasury Notes 5-Year Futures March 2006
            (Current Notional Value of $106,344 per contract)                 2,234                   (745,280)
                                                                       -------------            --------------
                                                                              3,623             $        9,482
                                                                       =============            ==============




Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Government Securities Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: February 9, 2006